Goodwill and Identifiable Intangible Assets - Changes in Goodwill by Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Balance, Beginning	$ 7,776	$ 7,472
Business acquisition	44	278
Business disposition	(2)
Foreign currency translation	(22)	26
Balance, Ending	7,796	7,776
Aerospace Systems [Member]
Goodwill [Line Items]
Balance, Beginning	1,770	1,764
Business acquisition
Business disposition
Foreign currency translation	(19)	6
Balance, Ending	1,751	1,770
Electronic Systems [Member]
Goodwill [Line Items]
Balance, Beginning	4,046	3,750
Business acquisition	44	278
Business disposition	(2)
Foreign currency translation	(3)	18
Balance, Ending	4,085	4,046
Communication Systems [Member]
Goodwill [Line Items]
Balance, Beginning	992	992
Business acquisition
Business disposition
Foreign currency translation
Balance, Ending	992	992
NSS [Member]
Goodwill [Line Items]
Balance, Beginning	968	966
Business acquisition
Business disposition
Foreign currency translation		2
Balance, Ending	$ 968	$ 968